Schedule of trade receivables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Trade Receivables
Trade receivables — gross	$ 16,055,041
Loss allowance	(2,692,727)
Trade receivables	$ 13,362,314